INCOME TAXES (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	£ 22,300,000
Increase/(decrease) in valuation allowance	1,817,638	£ 357,897
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	£ 2,100,000